DEBT - Total Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt
Long-term debt, current portion	$ 105,998	$ 60,001
Long-term debt, non-current portion	500,635	636,849
Total debt	606,633	696,850
Line of Credit
Debt
Long-term debt, non-current portion	0	0
Senior Notes
Debt
Long-term debt, current portion	105,998	60,001
Long-term debt, non-current portion	500,635	$ 636,849
Total debt	$ 606,633